Commitments and contingencies Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Guarantor Obligations
Guarantees

At June 30, 2014, the Company had issued the following guarantees in favor of third parties which is the maximum potential future payment for each guarantee:

(In US$ millions)	June 30, 2014	December 31, 2013
Guarantees to customers of the Company's own performance	530.0	530.0
Guarantee in favor of banks	103.4	103.4
Total	633.4	633.4